UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON D.C. 20549
                             FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
Check here if Amendment[ ]
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stack Financial Management, Inc.
Address:  2472 Birch Glen, Suite A
          Whitefish, MT 59937

13F File Number:  28-11071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:	Catherine M. Hetrick
Title:	Chief Compliance Officer
Phone:	406-862-8000



Signature, Place, and Date of Signing:
Catherine M. Hetrick, Whitefish, Montana, May 10, 2013

Report Type (Check only one.):
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  51

Form 13F Information Table Value Total:  $659,432 (x1000)

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Select Sector SPDR TR          SBI HEALTHCARE   81369Y209      204     4436 SH       Sole                     4436                 0
Market Vectors ETF Tr          GOLD MINER ETF   57060U100      299     7900 SH       Sole                     7900                 0
Select Sector SPDR TR          TECHNOLOGY       81369Y803      260     8580 SH       Sole                     8580                 0
Accenture plc Ireland          SHS CLASS A      G1151C101     9800   128996 SH       Sole                   128251               745
Allstate Corp.                 COM              020002101     9819   200110 SH       Sole                   199660               450
Amazon Com Inc.                COM              023135106      480     1800 SH       Sole                     1800                 0
AmerisourceBergen Corp.        COM              03073E105    10918   212205 SH       Sole                   211725               480
Amphenol Corp.                 CL A             032095101     9444   126510 SH       Sole                   126230               280
Aon plc                        SHS CLASS A      G0408V102    15920   258863 SH       Sole                   257433              1430
BB&T Corp.                     COM              054937107    13931   443815 SH       Sole                   441190              2625
CVS Caremark Corp.             COM              126650100    16351   297340 SH       Sole                   295695              1645
Canadian National Railway      COM              136375102    14279   142365 SH       Sole                   141515               850
Chevron Corp.                  COM              166764100    14115   118796 SH       Sole                   118096               700
Coca-Cola Company              COM              191216100    11222   277505 SH       Sole                   276865               640
ConocoPhillips                 COM              20825C104    12190   202826 SH       Sole                   202366               460
Danaher Corp.                  COM              235851102    13977   224885 SH       Sole                   223570              1315
Darden Restaurants, Inc.       COM              237194105    10031   194101 SH       Sole                   193701               400
Devon Energy Corp.             COM              25179M103    10601   187900 SH       Sole                   186570              1330
Fidelity Nat'l Info Services   COM              31620M106     9257   233640 SH       Sole                   233115               525
General Mills, Inc.            COM              370334104    15973   323929 SH       Sole                   322079              1850
Illinois Tool Works, Inc.      COM              452308109     9162   150338 SH       Sole                   150008               330
Intel Corp.                    COM              458140100    19930   912763 SH       Sole                   908288              4475
Interpublic Group of Cos, Inc. COM              460690100     9935   762472 SH       Sole                   757972              4500
Johnson & Johnson              COM              478160104    13208   162001 SH       Sole                   161611               390
Kellogg Company                COM              487836108    10588   164330 SH       Sole                   163950               380
Laboratory Corp. of America Hl COM NEW          50540R409    13988   155083 SH       Sole                   154163               920
Lowe's Companies, Inc.         COM              548661107    19074   502998 SH       Sole                   500313              2685
Marathon Oil Corp.             COM              565849106    23411   694281 SH       Sole                   691181              3100
Markel Corp.                   COM              570535104    13614    27039 SH       Sole                    26864               175
Medtronic, Inc.                COM              585055106    28671   610534 SH       Sole                   608089              2445
Microsoft Corp.                COM              594918104    23708   828790 SH       Sole                   824765              4025
NCR Corp.                      COM              62886E108     9574   347400 SH       Sole                   345380              2020
Norfolk Southern Corp.         COM              655844108    10185   132135 SH       Sole                   131865               270
Occidental Petroleum Corp.     COM              674599105    19921   254192 SH       Sole                   253022              1170
Omnicom Group, Inc.            COM              681919106     6566   111485 SH       Sole                   111235               250
Oracle Corp.                   COM              68389X105    23352   722293 SH       Sole                   719223              3070
PepsiCo, Inc.                  COM              713448108    25580   323349 SH       Sole                   321434              1915
Procter & Gamble Company       COM              742718109    11706   151903 SH       Sole                   151543               360
Royal Dutch Shell plc          SPONS ADR A      780259206     8013   122980 SH       Sole                   122710               270
Sigma-Aldrich Corp.            COM              826552101    17045   219506 SH       Sole                   218271              1235
Spectra Energy Corp.           COM              847560109    10872   353572 SH       Sole                   351257              2315
Stryker Corp.                  COM              863667101    14063   215560 SH       Sole                   214270              1290
TJX Companies, Inc.            COM              872540109    11823   252895 SH       Sole                   251360              1535
United Technologies Corp.      COM              913017109    27672   296178 SH       Sole                   294778              1400
Viacom, Inc. Class B           CL B             92553P201    10342   168220 SH       Sole                   167890               330
Vodafone Group plc             SPON ADR NEW     92857W209     8918   314020 SH       Sole                   313320               700
Wal-Mart Stores, Inc.          COM              931142103    11021   147285 SH       Sole                   146905               380
Walt Disney Company            COM DISNEY       254687106    10581   186291 SH       Sole                   185286              1005
Waters Corp.                   COM              941848103    19399   206567 SH       Sole                   205387              1180
Wells Fargo & Company          COM              949746101     9147   247285 SH       Sole                   246735               550
Willis Group Holdings plc      SHS              G96666105     9291   235269 SH       Sole                   234779               490